Significant Accounting Policies - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 01, 2018 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Jan. 01, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of significant accounting policies [line items]
Increase in deferred income tax asset		$ 2,349	$ (2,578)	$ (1,376)
Allowance for expected credit loss		2,336	2,145	2,196		$ 2,152
Deferred tax asset			14,817
Contract liabilities		775	770	645		$ 660
Capitalization of retained earnings			0	0
Share-based compensation		$ 706	817	742
Decrease in debt			5,468
Increase (decrease) through conversion of convertible instruments			$ 5,729
Increase in debt and in other current accounts receivable				$ 148
Minimum equity interest for significant influence		20.00%
Useful life of intangible asset		3 to 20 years
Statutory income tax rate		30.00%	30.00%	30.00%
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of significant accounting policies [line items]
Increase decrease in revenue			$ (8)	$ (2)
Increase (decrease) due to application of IFRS 15 [member] | Other provisions [member]
Disclosure of significant accounting policies [line items]
Contract liabilities					$ 660
In accordance with IFRS 9 [member]
Disclosure of significant accounting policies [line items]
Increase in allowance for expected credit losses	$ 570
Increase in deferred income tax asset	154
Allowance for expected credit loss	2,715
Deferred tax asset	$ 14,971
Mexico [member]
Disclosure of significant accounting policies [line items]
Allowance for expected credit loss		$ 717
Statutory income tax rate		30.00%	30.00%	30.00%
Computer software [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset		5 years
Extraction rights [member]
Disclosure of significant accounting policies [line items]
Useful life of intangible asset		30 to 100 years
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Threshold to declare and maintain a hedge		0.80
Top of range [member]
Disclosure of significant accounting policies [line items]
Threshold to declare and maintain a hedge		1.25
Mobile equipment [member]
Disclosure of significant accounting policies [line items]
Carrying amount of assets acquired through capital lease		$ 88	$ 2,096	$ 7
Retained earnings [member]
Disclosure of significant accounting policies [line items]
Capitalization of retained earnings		0	(9,464)	(6,970)
Share-based compensation		0	0	0
Increase (decrease) through conversion of convertible instruments			0
Equity Reserve [member]
Disclosure of significant accounting policies [line items]
Increase (decrease) through conversion of convertible instruments			(1,334)
Common Stock [member]
Disclosure of significant accounting policies [line items]
Increase (decrease) through conversion of convertible instruments			4
Additional paid-in capital [member]
Disclosure of significant accounting policies [line items]
Capitalization of retained earnings			9,459	6,966
Share-based compensation		$ 668	791	$ 742
Increase (decrease) through conversion of convertible instruments			$ 7,059
US Dollar [member]
Disclosure of significant accounting policies [line items]
Closing exchange rate		19.6500	19.6500	20.7200
Average exchange rate		19.2583	18.8800	18.7200